Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Schedule of Movements in Right of Use Assets

The following table presents the movements in the ROUs (in USD thousands):

	2021	2020
As of January 1	$3,767	$4,535
Additions	9,205	—
Depreciation charge	(1,575)	(1,033)
Currency translation effects	(105)	265
As Of December 31	$11,292	$3,767

Schedule of Movements in Lease Liabilities

The following table presents the movements in the lease liabilities (in USD thousands):

	2021	2020
As of January 1	$3,919	$4,626
Additions	10,165	—
Cash outflows (principle and interest)	(1,143)	(1,101)
Non-cash interest	225	121
Currency translation effects	(107)	273
As Of December 31	$13,059	$3,919